BUSINESS SEGMENT INFORMATION - Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales Information [Line Items]
Interest expense	$ 65	$ 42	$ 171	$ 115	$ 160	$ 174	$ 136
Corporate and Other
Sales Information [Line Items]
Interest expense	$ 65	$ 31	$ 171	$ 104	$ 138	$ 161	$ 131